Stockholders' Equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss)
Beginning balance	$ 148,956	$ 130,589
Other comprehensive income (loss), before reclassifications	(46,860)	(3,323)
Amounts reclassified from accumulated other comprehensive income (loss)	2,547	5,557
Other comprehensive income (loss), before tax	(44,313)	2,234
Income tax (expense) benefit	9,306	(469)
Other comprehensive income (loss), net of tax	(35,007)	1,765
Ending balance	127,411	148,956
Unrealized Income (Loss) on Securities
Accumulated Other Comprehensive Income (Loss)
Beginning balance	362	3,353
Other comprehensive income (loss), before reclassifications	(46,860)	(3,690)
Amounts reclassified from accumulated other comprehensive income (loss)	0	(96)
Other comprehensive income (loss), before tax	(46,860)	(3,786)
Income tax (expense) benefit	9,841	795
Other comprehensive income (loss), net of tax	(37,019)	(2,991)
Ending balance	(36,657)	362
Unrecognized Net Pension and Postretirement Costs
Accumulated Other Comprehensive Income (Loss)
Beginning balance	2,931	(1,825)
Other comprehensive income (loss), before reclassifications	0	367
Amounts reclassified from accumulated other comprehensive income (loss)	2,547	5,653
Other comprehensive income (loss), before tax	2,547	6,020
Income tax (expense) benefit	(535)	(1,264)
Other comprehensive income (loss), net of tax	2,012	4,756
Ending balance	4,943	2,931
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)
Beginning balance	3,293	1,528
Ending balance	$ (31,714)	$ 3,293